Share-Based Compensation - Schedule of Outstanding and Exercisable Options Granted (Detail)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Outstanding	154,726
Exercisable	154,726
35.01 - 40.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Lower exercise price | $ / shares	$ 35.01
Upper exercise price | $ / shares	$ 40.00
Outstanding	149,188
Remaining Contractual Life (Years)	4 years 4 months 24 days
Exercisable	149,188
45.01 - 50.00 [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Lower exercise price | $ / shares	$ 45.01
Upper exercise price | $ / shares	$ 50.00
Outstanding	5,538
Remaining Contractual Life (Years)	6 years
Exercisable	5,538